Exhibit 1

Hyatt Hotel Portfolio Trust 2017-HYT2

Commercial Mortgage Pass-Through Certificates, Series 2017-HYT2

Hyatt Hotel Portfolio Trust 2017-HYT2 MZA

Commercial Mezzanine Pass-Through Certificates, Series 2017-HYT2 MZA

Hyatt Hotel Portfolio Trust 2017-HYT2 MZB

Commercial Mezzanine Pass-Through Certificates, Series 2017-HYT2 MZB

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

26 September 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	Hyatt Hotel Portfolio Trust 2017-HYT2

Commercial Mortgage Pass-Through Certificates, Series 2017-HYT2 (the “CMBS Certificates”)

Hyatt Hotel Portfolio Trust 2017-HYT2 MZA

Commercial Mezzanine Pass-Through Certificates, Series 2017-HYT2 MZA (the “Mezzanine A Certificates”)

Hyatt Hotel Portfolio Trust 2017-HYT2 MZB

Commercial Mezzanine Pass-Through Certificates, Series 2017-HYT2 MZB (the “Mezzanine B Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan (all as defined in Attachment A) that will secure the CMBS Certificates, Mezzanine A Certificates and Mezzanine B Certificates, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Hyatt Hotel Portfolio Trust 2017-HYT2 securitization transaction (the “Draft Preliminary Offering Circular”),
g.	A draft of the preliminary confidential offering circular for the Hyatt Hotel Portfolio Trust 2017-HYT2 MZA securitization transaction (the “Draft Preliminary Mezzanine A Offering Circular”),
h.	A draft of the preliminary confidential offering circular for the Hyatt Hotel Portfolio Trust 2017-HYT2 MZB securitization transaction (the “Draft Preliminary Mezzanine B Offering Circular”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Mezzanine A Offering Circular, Draft Preliminary Mezzanine B Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Mezzanine A Offering Circular, Draft Preliminary Mezzanine B Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, Mezzanine A Loan or Mezzanine B Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan, Mezzanine A Loan or Mezzanine B Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan, Mezzanine A Loan or Mezzanine B Loan,
iii.	Whether the originators of the Mortgage Loan, Mezzanine A Loan or Mezzanine B Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan, Mezzanine A Loan or Mezzanine B Loan that would be material to the likelihood that the issuer of the CMBS Certificates, Mezzanine A Certificates or Mezzanine B Certificates that are secured by the Mortgage Loan, Mezzanine A Loan or Mezzanine B Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 September 2017

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent beneficial interests in Hyatt Hotel Portfolio Trust 2017-HYT2 (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.	The assets of the CMBS Issuing Entity will consist primarily of two promissory notes issued by LSREF3/AH Chicago, LLC, a Delaware limited liability company (the “Mortgage Borrower”), evidencing a loan with floating-rate components (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage, deed of trust or deed to secure debt liens on the Mortgage Borrowers’ fee and leasehold interests in 38 select service and extended-stay hotel properties (each, a “Property” and collectively, the “Properties”) located in 21 states,
d.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”),
e.	The Mezzanine A Certificates will represent beneficial interests in Hyatt Hotel Portfolio Trust 2017-HYT2 MZA (the “Mezzanine A Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine A Issuing Entity will consist primarily of two promissory notes issued by LSREF3/AH Chicago Mezz 1, LLC, a Delaware limited liability company (the “Mezzanine A Loan Borrower”), evidencing the Mezzanine A Loan,
g.	The Mezzanine A Loan is secured by, among other things, the pledges of the Mezzanine A Loan Borrower’s direct ownership interests in the Mortgage Borrower,
h.	The Mezzanine A Loan will be subordinate in priority of payment to the Mortgage Loan,
i.	The Mezzanine B Certificates will represent beneficial interests in Hyatt Hotel Portfolio Trust 2017-HYT2 MZB (the “Mezzanine B Issuing Entity”) that will be established by the Depositor,
j.	The assets of the Mezzanine B Issuing Entity will consist primarily of two promissory notes issued by LSREF3/AH Chicago Mezz 2, LLC, a Delaware limited liability company (the “Mezzanine B Loan Borrower”), evidencing the Mezzanine B Loan,
k.	The Mezzanine B Loan is secured by, among other things, the pledges of the Mezzanine B Loan Borrower’s direct ownership interests in the Mezzanine A Loan Borrower and
l.	The Mezzanine B Loan will be subordinate in priority of payment to the Mortgage Loan and Mezzanine A Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Attachment A Page 2 of 9

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 August 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

5.	Using the:
a.	First Due Date,
b.	Maturity Date,
c.	Mezzanine Debt Maturity Date A,
d.	Mezzanine Debt Maturity Date B and
e.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	For the Mortgage Loan and Mezzanine Loans, the mortgage loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan and Mezzanine Loans (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term (Mos.)”),
e.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),
f.	Use the “Mezzanine Debt Original Amount A” of the Mezzanine A Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance A”) and
ii.	The principal balance of the Mezzanine A Loan as of the ”Mezzanine Debt Maturity Date A” of the Mezzanine A Loan (the “Mezzanine Debt Maturity Balance A”) and
g.	Use the “Mezzanine Debt Original Amount B” of the Mezzanine B Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance B”) and
ii.	The principal balance of the Mezzanine B Loan as of the ”Mezzanine Debt Maturity Date B” of the Mezzanine B Loan (the “Mezzanine Debt Maturity Balance B”).

Attachment A Page 4 of 9

6. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mezzanine Debt Original Amount A,
b.	Mezzanine Debt Original Amount B,
c.	Allocated Mezzanine A Balance ($),
d.	Allocated Mezzanine B Balance ($),
e.	Mezzanine Debt Cut-Off Date Balance A,
f.	Mezzanine Debt Cut-Off Date Balance B,
g.	Mezzanine Debt Maturity Balance A,
h.	Mezzanine Debt Maturity Balance B,
i.	Mezzanine Gross Margin A and
j.	Mezzanine Gross Margin B

of the Mezzanine A Loan, Mezzanine B Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Original Balance,
ii.	Total Allocated Mezzanine Balance ($),
iii.	Total Mezzanine Debt Cut-Off Date Balance,
iv.	Total Mezzanine Debt Maturity Balance and
v.	Total Mezzanine Margin

of the Mezzanine Loans and, with respect to item ii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Total Mezzanine Debt Original Balance,
c.	Allocated Loan Amount ($),
d.	Total Allocated Mezzanine Balance ($),
e.	Cut-off Date Balance ($),
f.	Total Mezzanine Debt Cut-Off Date Balance,
g.	Balloon Balance ($),
h.	Total Mezzanine Debt Maturity Balance,
i.	Assumed Mortgage Spread
j.	Margin and
k.	Total Mezzanine Margin

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Allocated Balance ($),
iii.	Total Loan Cut-Off Date Balance,
iv.	Total Loan Maturity Balance,
v.	Assumed Total Debt Spread and
vi.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan and, with respect to item ii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning

of the Mortgage Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Assumed Mortgage Spread,
b.	Margin,
c.	Mezzanine Gross Margin A,
d.	Mezzanine Gross Margin B,
e.	Assumed Total Debt Spread,
f.	Total Debt Margin,
g.	LIBOR Floor and
h.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.23300% that was provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Coupon,
ii.	Mortgage Loan Rate (%),
iii.	Mezzanine Debt Interest Rate A,
iv.	Mezzanine Debt Interest Rate B,
v.	Assumed Total Debt Coupon and
vi.	Total Loan Interest Rate

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Margin and
b.	LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:
a.	Original Balance ($),
b.	Assumed Mortgage Coupon,
c.	Mortgage Loan Rate (%),
d.	Trust Interest Rate (At LIBOR Cap) and
e.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 12., we recalculated the:

i.	Assumed Mortgage Annual Payment,
ii.	Trust Monthly Payment,
iii.	Trust Annual Debt Service and
iv.	Trust Annual Debt Service at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Assumed Mortgage Annual Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,

b.	The “Assumed Mortgage Coupon,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,

b.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and

c.	365/360.

Attachment A Page 7 of 9

13.	Using the:
a.	Mezzanine Debt Original Amount A,
b.	Mezzanine Debt Interest Rate A,
c.	Mezzanine Debt Original Amount B,
d.	Mezzanine Debt Interest Rate B and
e.	Interest Accrual Method

of the Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Mezzanine Debt Annual Payment A and
ii.	Mezzanine Debt Annual Payment B

of the Mezzanine A Loan and Mezzanine B Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment A” of the Mezzanine A Loan as the product of:

a.	The “Mezzanine Debt Original Amount A,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate A,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment B” of the Mezzanine B Loan as the product of:

a.	The “Mezzanine Debt Original Amount B,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate B,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Mezzanine Debt Annual Payment A and
b.	Mezzanine Debt Annual Payment B

of the Mezzanine A Loan and Mezzanine B Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Mezzanine Annual Payment” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Assumed Mortgage Annual Payment,
b.	Trust Annual Debt Service and
c.	Total Mezzanine Annual Payment

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Assumed Total Debt Annual Payment and
ii.	Total Loan Annual Payment

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

16.	Using the:
a.	Assumed Mortgage Annual Payment,
b.	Trust Annual Debt Service,
c.	Trust Annual Debt Service at LIBOR Cap,
d.	Assumed Total Debt Annual Payment,
e.	Total Loan Annual Payment,
f.	Underwritten Net Operating Income ($),
g.	Underwritten Net Cash Flow ($),
h.	Allocated Loan Amount ($),
i.	Cut-off Date Balance ($),
j.	Total Loan Cut-Off Date Balance,
k.	Appraised Value ($) and
l.	Keys

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Assumed Mortgage NCF DSCR,
ii.	Underwritten NOI DSCR (x),
iii.	Underwritten NCF DSCR (x),
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Total Debt Loan NOI Debt Yield,
vii.	Total Debt Loan NCF Debt Yield,
viii.	Assumed Total Debt NCF DSCR,
ix.	Total Loan NOI DSCR,
x.	Total Loan NCF DSCR,
xi.	Trust NCF DSCR at LIBOR Cap,
xii.	% of Initial Pool Balance,
xiii.	Trust Loan Cut-off Date LTV Ratio (%),
xiv.	Total Loan LTV and
xv.	Loan Per Unit ($)

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and, with respect to item x. above, of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Assumed Mortgage NCF DSCR,” “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “Assumed Total Debt NCF DSCR,” “Total Loan NOI DSCR,” “Total Loan NCF DSCR,” “Trust NCF DSCR at LIBOR Cap” and “Loan per Unit ($)” to two decimal places and
b.	Round the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “Total Debt Loan NOI Debt Yield,” “Total Debt Loan NCF Debt Yield,” “Trust Loan Cut-off Date LTV Ratio (%)” and “Total Loan LTV” to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

17.	Using the:
a.	Balloon Balance ($),
b.	Total Loan Maturity Balance and
c.	As-Stabilized Appraised Value ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.                     Mortgage Loan LTV Ratio at Maturity (%) and

ii.                   Total Loan Maturity Date LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Mortgage Loan LTV Ratio at Maturity (%)” and “Total Loan Maturity Date LTV” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Assumed Margin Schedule	Not Dated

Mortgage Loan Agreement	31 July 2017

Amended & Restated Mortgage Loan Agreement (see Note 1)	Not Dated

Closing Statement	1 August 2017

Interest Rate Cap Agreements	1 August 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Deposit Account Control Agreement	31 July 2017

Cash Management Agreement	31 July 2017

Guaranty Agreement	31 July 2017

Environmental Indemnity Agreement	31 July 2017

Non-Consolidation Opinion	31 July 2017

Mezzanine A Loan Agreement (see Note 2)	31 July 2017

Amended & Restated Mezzanine A Loan Agreement (see Note 1)	Not Dated

Mezzanine B Loan Agreement (see Note 2)	31 July 2017

Amended & Restated Mezzanine B Loan Agreement (see Note 1)	Not Dated

FF&E Reserve Schedule	28 July 2017

Real Estate Tax Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	26 July 2017

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Engineering Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Report	1 August 2017

Seismic Report	17 July 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policies	Not Dated

Insurance Review Document	28 July 2017

Property Management Agreement	12 November 2014

Franchise Agreements	Various

PIP Completion Letters	Various

Historical CapEx Reports	Not Dated

STR Reports	Various

Ground Lease Abstracts	Not Dated

Hyatt Place Secaucus/Meadowlands Ground Lease Payment Schedule	Not Dated

Trepp Screenshot for Prior Securitization	Not Dated

Notes:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft amended & restated mortgage loan agreement, draft amended & restated mezzanine A loan agreement and draft amended & restated mezzanine B loan agreement Source Documents provided by the Depositor on 26 September 2017 as fully executed, which are respectively referred to as the “Amended & Restated Mortgage Loan Agreement,” “Amended & Restated Mezzanine A Loan Agreement” and “Amended & Restated Mezzanine B Loan Agreement.”

2.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are referred to collectively as the “Mezzanine Loan Agreement.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwriter’s Summary Report
Keys	Underwriter’s Summary Report
Year Built	Appraisal Report
Year Renovated	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($) (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Report Date (see Note 3)	Seismic Report
PML or SEL (%) (see Note 3)	Seismic Report
Earthquake Insurance Required (see Note 4)	Seismic Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document

2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM June 2017 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2014 Average Daily Key Rate ($)	Underwriter’s Summary Report
2015 Average Daily Key Rate ($)	Underwriter’s Summary Report
2016 Average Daily Key Rate ($)	Underwriter’s Summary Report
TTM June 2017 Average Daily Key Rate ($)	Underwriter’s Summary Report
UW Average Daily Key Rate ($)	Underwriter’s Summary Report
2014 Daily RevPar ($)	Underwriter’s Summary Report
2015 Daily RevPar ($)	Underwriter’s Summary Report
2016 Daily RevPar ($)	Underwriter’s Summary Report
TTM June 2017 Daily RevPar ($)	Underwriter’s Summary Report
UW Daily RevPar ($)	Underwriter’s Summary Report

Underwriting Information: (see Note 5)

Characteristic	Source Document

2014 EGI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC Reserve	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	FF&E Reserve Schedule
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Real Estate Tax Schedule
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Original Balance ($)	Amended & Restated Mortgage Loan Agreement
Allocated Loan Amount ($)	Amended & Restated Mortgage Loan Agreement
Assumed Mortgage Spread	Mortgage Loan Assumed Margin Schedule
Margin	Amended & Restated Mortgage Loan Agreement
Mortgage Loan Index (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Float Rate Change Frequency (Mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Agreement
LIBOR Cap After Extension	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Amortization Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (num/mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period-Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period-Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required	Mortgage Loan Agreement
First Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Last IO Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First P&I Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Prepayment Begin Date (see Note 9)	Mortgage Loan Agreement
Prepayment End Date (see Note 10)	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Open Period Begin Date (see Note 11)	Mortgage Loan Agreement
Open Period (Payments) (see Note 12)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Tenant In Common (Yes/No)?	Mortgage Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Mezzanine Debt Original Amount A	Amended & Restated Mezzanine A Loan Agreement
Allocated Mezzanine A Balance ($)	Amended & Restated Mezzanine A Loan Agreement
Name of Mezzanine Lender A	Mezzanine A Loan Agreement
Mezzanine Debt Maturity Date A	Mezzanine A Loan Agreement
Mezzanine Gross Margin A	Amended & Restated Mezzanine A Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Debt Original Amount B	Amended & Restated Mezzanine B Loan Agreement
Allocated Mezzanine B Balance ($)	Amended & Restated Mezzanine B Loan Agreement
Name of Mezzanine Lender B	Mezzanine B Loan Agreement
Mezzanine Debt Maturity Date B	Mezzanine B Loan Agreement
Mezzanine Gross Margin B	Amended & Restated Mezzanine B Loan Agreement
Ground Lease Y/N	Ground Lease Abstract
Annual Ground Lease Payment ($)	Ground Lease Abstract or Hyatt Place Secaucus/Meadowlands Ground Lease Payment Schedule
Ground Lease Expiration Date	Ground Lease Abstract
Ground Lease Extension (Y/N)	Ground Lease Abstract
# of Ground Lease Extension Options	Ground Lease Abstract
Ground Lease Expiration Date after all Extension	Ground Lease Abstract
Release Provisions (Y/N)	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Property Management Agreement
Prior Securitizations	Trepp Screenshot for Prior Securitization

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the $770,000,000 “As Is Bulk Sale Value, which includes a 6.7% portfolio premium” that is shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” characteristic for each Property, the Depositor instructed us to use the individual “as is” appraised value for each Property (except for the Property described in the succeeding paragraph of this Note 2), as shown in the applicable appraisal report Source Document even though the sum of the individual appraised values of the Properties does not equal the $770,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan.

For the Property identified on the Preliminary Data File as “Hyatt House Richmond-West” (the “Hyatt House Richmond-West Property”), the property appraisal report Source Document indicates a $34,700,000 “hypothetical” appraised value as of 10 July 2017. For the Hyatt House Richmond-West Property, the Depositor instructed us to (i) use “$34,700,000” for the “Appraised Value ($)” characteristic and (ii) use “7/10/2017” for the “Appraisal Date” characteristic.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Properties that have a seismic report Source Document. For each Property on the Preliminary Data File that does not have a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

4.	The Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Preliminary Data File is less than 20% or is “NAP” (as described in Note 3 above), the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

5.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the:
a.	Mortgage Loan Index,
b.	Float Rate Change Frequence (Mos),
c.	LIBOR Rounding Methodology,
d.	LIBOR Lookback Days,
e.	LIBOR Floor,
f.	Amortization Type,
g.	Interest Accrual Method,
h.	Interest Accrual Period,
i.	Maturity Date,
j.	Extension Options (Yes/No),
k.	Extension Options (num/mos),
l.	Fully Extended Maturity Date,
m.	Extension Spread Increase Description,
n.	Due Date,
o.	Grace Period-Late Fee,
p.	Grace Period-Default,
q.	First Due Date,
r.	Last IO Due Date and
s.	First P&I Due Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through s. above.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Mortgage Borrower to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the Mortgage Borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

10.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

12.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
Single Tenant (Y/N)
Administrative Fee Rate (%)
Assumed LIBOR
Cross-Collateralized (Y/N)
Crossed Group
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Related Group
Ongoing Other Reserve ($)
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Pari Passu Split (Y/N)
Other Subordinate Debt Balance
Other Subordinate Debt Type
Lockout Expiration Date
First Extension Fee
Second Extension Fee
Third Extension Fee
Exit Fee
Sponsor
Mezzanine Debt Original Amount C
Mezzanine Debt Cut-Off Date Balance C
Mezzanine Debt Maturity Balance C
Allocated Mezzanine C Balance ($)
Name of Mezzanine Lender C
Mezzanine Debt Maturity Date C
Mezzanine Gross Margin C
Mezzanine Debt Interest Rate C
Mezzanine Debt Annual Payment C

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.